Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Noncontrolling Interest
The following tables present information about our noncontrolling interests, including those related to consolidated VIEs, as of March 31, 2018 and December 31, 2017 (in thousands):

	March 31, 2018
	Ashford LLC	J&S (3)	OpenKey(4)	Pure Rooms (5)	RED (6)
Ashford Inc. ownership interest(9)	99.80%	85.00%	45.61%	70.00%	80.00%
Redeemable noncontrolling interests(1) (2)	0.20%	15.00%	29.65%	—%	—%
Noncontrolling interests in consolidated entities	—%	—%	24.74%	30.00%	20.00%
	100.00%	100.00%	100.00%	100.00%	100.00%

Carrying value of redeemable noncontrolling interests	$396	$2,877	$1,389	n/a	n/a
Redemption value adjustment, year-to-date	23	—	(861)	n/a	n/a
Redemption value adjustment, cumulative	381	—	1,160	n/a	n/a
Carrying value of noncontrolling interests	—	433	949	171	7
Assets, available only to settle subsidiary's obligations (7)	n/a	40,905	4,415	1,654	2,472
Liabilities, no recourse to Ashford Inc.(8)	n/a	23,712	758	1,558	828
Notes payable, no recourse to Ashford Inc.(8)	n/a	10,492	—	160	750
Revolving credit facility, no recourse to Ashford Inc.(8)	n/a	1,226	—	100	15

	December 31, 2017
	Ashford LLC	J&S (3)	OpenKey(4)	Pure Rooms (5)	RED (6)
Ashford Inc. ownership interest(9)	99.80%	85.00%	43.90%	70.00%	—%
Redeemable noncontrolling interests(1) (2)	0.20%	15.00%	39.59%	—%	—%
Noncontrolling interests in consolidated entities	—%	—%	16.51%	30.00%	—%
	100.00%	100.00%	100.00%	100.00%	—%

Carrying value of redeemable noncontrolling interests	$385	$2,522	$2,204	n/a	n/a
Redemption value adjustment, year-to-date	224	—	1,046	n/a	n/a
Redemption value adjustment, cumulative	358	—	2,021	n/a	n/a
Carrying value of noncontrolling interests	—	439	128	205	—
Assets, available only to settle subsidiary's obligations (7)	n/a	36,951	1,403	1,865	—
Liabilities, no recourse to Ashford Inc.(8)	n/a	21,821	889	1,652	—
Notes payable, no recourse to Ashford Inc.(8)	n/a	9,917	—	220	—
Revolving credit facility, no recourse to Ashford Inc.(8)	n/a	814	—	100	—
________
(1) Redeemable noncontrolling interests are included in the “mezzanine” section of our condensed consolidated balance sheets as they may be redeemed by the holder for cash or registered shares in certain circumstances outside of the Company’s control. The carrying value of the noncontrolling interests is based on the greater of the accumulated historical cost or the redemption value.
(2) Redeemable noncontrolling interests in Ashford Holdings represent the members’ proportionate share of equity in earnings/losses of Ashford Holdings or Ashford LLC as applicable and net income/loss attributable to the common unit holders is allocated based on the weighted average ownership percentage of these members’ interest.
(3) Represents ownership interests in J&S, which we consolidate under the voting interest model. J&S provides audio visual products and services in the hospitality industry. See also notes 1, 10 and 11.
(4) Represents ownership interests in OpenKey, a VIE for which we are considered the primary beneficiary and therefore we consolidate it. OpenKey is a hospitality focused mobile key platform that provides a universal smartphone app for keyless entry into hotel guest rooms. See also notes 1, 10 and 11.
(5) Represents ownership interests in Pure Rooms, a VIE for which we are considered the primary beneficiary and therefore we consolidate it. Pure Rooms provides “allergy friendly” premium rooms in the hospitality industry. See also notes 1, 10 and 11.
(6) Represents ownership interests in RED, a VIE for which we are considered the primary beneficiary and therefore we consolidate it. RED is a premier provider of watersports activities and other travel and transportation services in the U.S. Virgin Islands. See also notes 1, 10 and 11.
(7) Total assets primarily consisted of cash and cash equivalents and other assets that can only be used to settle the subsidiaries obligations.
(8) Liabilities consist primarily of accounts payable, accrued expenses and notes payable for which creditors do not have recourse to Ashford Inc. except in the case of debt held by RED, for which the creditor has recourse to Ashford Inc.
(9) For certain of our investments we are provided a preferred return which is accounted for in our income allocation based on the applicable partnership agreement.

The following tables present information about our noncontrolling interests, including those related to consolidated VIEs, as of December 31, 2017 and 2016 (in thousands):

	December 31, 2017
	Ashford LLC (2)	J&S (4)	Pure Rooms (5)	OpenKey(6)
Ashford Inc. ownership interest	99.80%	85.00%	70.00%	43.90%
Redeemable noncontrolling interests (1) (3)	0.20%	15.00%	—%	39.59%
Noncontrolling interests in consolidated entities	—%	—%	30.00%	16.51%
	100.00%	100.00%	100.00%	100.00%

Carrying value of redeemable noncontrolling interests	$385	$2,522	$—	$2,204
Redemption value adjustment, year-to-date	224	—	—	1,046
Redemption value adjustment, cumulative	358	—	—	2,021
Carrying value of noncontrolling interests	—	439	205	128
Assets, available only to settle subsidiary's obligations (7)	n/a	36,951	1,865	1,403
Liabilities, no recourse to Ashford Inc. (8)	n/a	21,821	1,652	889
Notes payable, no recourse to Ashford Inc.	n/a	9,917	220	—
Revolving credit facility, no recourse to Ashford Inc.	n/a	814	100	—

	December 31, 2016
	Ashford LLC (2)	J&S (4)	Pure Rooms (5)	OpenKey(6)
Ashford Inc. ownership interest	99.80%	—%	—%	40.06%
Redeemable noncontrolling interests (1) (3)	0.20%	—%	—%	46.31%
Noncontrolling interests in consolidated entities	0	—%	—%	13.63%
	100%	—%	—%	100%

Carrying value of redeemable noncontrolling interests	$179	$—	$—	$1,301
Redemption value adjustment, year-to-date	(54)	—	—	1,000
Redemption value adjustment, cumulative	134	—	—	975
Carrying value of noncontrolling interests	—	—	—	96
Assets, available only to settle subsidiary's obligations (7)	n/a	—	—	960
Liabilities, no recourse to Ashford Inc. (8)	n/a	—	—	256
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(1) Redeemable noncontrolling interests are included in the “mezzanine” section of our consolidated balance sheets as they may be redeemed by the holder for cash or registered shares in certain circumstances outside of the Company’s control. The carrying value of the noncontrolling interests is based on the greater of the accumulated historical cost or the redemption value.
(2) Represents the 0.2% interest in Ashford LLC prior to the legal restructuring of our organizational structure on April 6, 2017 and 0.2% interest in Ashford Holdings thereafter.
(3) Redeemable noncontrolling interests in Ashford Holdings represent the members’ proportionate share of equity in earnings/losses of Ashford Holdings or Ashford LLC as applicable and net income/loss attributable to the common unit holders is allocated based on the weighted average ownership percentage of these members’ interest.
(4) Represents ownership interests in J&S, which we consolidate under the voting interest model. J&S provides audio visual products and services in the hospitality industry. See also notes 1, 13, 14, and 22.
(5) Represents ownership interests in Pure Rooms, a VIE for which we are considered the primary beneficiary and therefore we consolidate it. Pure Rooms provides “allergy friendly” premium rooms in the hospitality industry. See also notes 1, 13, 14, and 22.
(6) Represents ownership interests in OpenKey, a VIE for which we are considered the primary beneficiary and therefore we consolidate it. OpenKey is a hospitality focused mobile key platform that provides a universal smartphone app for keyless entry into hotel guest rooms. See also notes 1, 13, 14, and 22.
(7) Total assets primarily consisted of cash and cash equivalents and other assets that can only be used to settle the subsidiaries obligations.
(8) Liabilities consist primarily of accounts payable and accrued expenses for which creditors do not have recourse to Ashford Inc.